U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	35

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No.	36

(Check appropriate box or boxes)

CM ADVISORS FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

805 Las Cimas Parkway, Suite 430, Austin, Texas 78746

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (512) 329-0050

Linda J. Hoard

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Thomas W. Steed III, Esq.

Kilpatrick Townsend & Stockton LLP

4208 Six Forks Road, Suite 1400

Raleigh, NC 27609

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (June 29, 2020) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 34 filed June 29, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 ("Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Austin, and State of Texas on this 13th day of July, 2020.

CM ADVISORS FAMILY OF FUNDS

By:	/s/ James D. Brilliant
James D. Brilliant, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Date

/s/ James D. Brilliant	July 13, 2020
James D. Brilliant, Trustee and President
(Principal Executive Officer)

/s/ Scott Van Den Berg	July 13, 2020	By:	/s/ Linda J. Hoard
Scott Van Den Berg, Treasurer and Secretary			Linda J. Hoard
(Principal Financial and Accounting Officer)			July 13, 2020

*	July 13, 2020
Mark F. Ivan, Trustee

*	July 13, 2020
Richard M. Lewis, Trustee